Scudder, Kemper Investments, Inc.
                                  Two International Place
                                  Boston, MA 02110
                                  May 5, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Dividend & Growth Fund, Scudder Real Estate Investment Fund and Scudder S&P 500 Index Fund (the "Funds"), each a series of Investment Trust (the "Trust") (Reg. No. 2-13628) (811-43); Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 104 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 1999.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                           Very truly yours,



                                      By:  /s/Caroline Pearson
                                           -------------------
                                           Caroline Pearson
                                           Assistant Secretary
                                           Investment Trust